DERIVATIVE LIABILITIES (Narrative) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011
DERIVATIVE LIABILITIES [Abstract]
Weighted-average remaining life	3 years 10 months 24 days			3 years 9 months 11 days
Gain (loss) on change of fair value of derivative liability Modified	$ 620,131	$ (287,396)	$ 645,501	$ 645,501	$ 0
Derivative liability	$ 484,368		$ 1,104,499	$ 1,104,499		$ 1,750,000